Commitments and Contingencies - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of commitments and contingencies [line items]
Capital commitments related to property, plant and equipment	¥ 319.5	$ 46.0	¥ 425.2